Consolidated Statement of Cash Flows - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Operating Activities
Net loss for the period	$ (2,111,582)	$ (5,945,556)
Items not affecting cash
Depreciation	21,667	88,402
Unrealized foreign exchange loss (gain)	(46,574)	55,293
Share-based payment	638,551	493,154
Interest expense		17,270
Items not affecting cash total	(1,497,938)	(5,291,437)
Changes in non-cash working capital, net of acquisition
Other receivables	(15,929)	346,176
Prepaid expenses and deposits	(32,030)	(143,765)
Due from related party	(2,808)	2,808
Other non-current assets		(33,481)
Due to related party		23,196
Accounts payable and accrued liabilities	487,900	(92,480)
Changes in non-cash working capital total	437,133	102,454
Cash Used in Operating Activities	(1,060,805)	(5,188,983)
Financing Activities
Issuance of common shares, net of share issue costs	7,085,877	4,071,026
Payment of share issuance costs		(53,725)
Repayment of lease liability		(63,250)
Cash Provided by Financing Activities	7,085,877	3,954,051
Investing Activities
Net cash received on acquisition of Ekidos Minerals LLP		33,050
Purchase of office and equipment	(71,854)	(43,785)
Loans to Ekidos Minerals LLP	(2,193,500)	(2,136,500)
Cash Used in Investing Activities	(2,265,355)	(2,147,235)
Effect of Foreign Currency Translation on Cash	46,574
Net Change in Cash and Cash Equivalents	3,806,291	(3,382,167)
Cash and Cash Equivalents, Beginning of Period		3,806,291
Cash and Cash Equivalents, End of Period	$ 3,806,291	$ 424,124